RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
RELATED PARTY TRANSACTIONS [Text Block]
8.	RELATED PARTY TRANSACTIONS

The following transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Three months ended February 28, 2013

The directors were compensated as per their consulting agreements with the Company. The Company expensed a total of $73,800 as management fees to its three directors and expensed a total of $1,800 as automobile allowance.

The Company expensed $6,610 for services provided by the CFO of the Company and $60,000 for services provided by a corporation in which the Chief Operating Officer has an interest.

The Company reimbursed $44,759 to directors and officers for travel and entertainment expenses incurred for the Company.

Three months ended February 29, 2012

The directors were compensated as per their consulting agreements with the Company. The Company expensed a total of $54,000 as management fees to its three directors and expensed a total of $1,200 as automobile allowance.

On January 4, 2012, the board of directors granted options to three directors to acquire a total of 775,000 common shares and one officer to acquire 20,000 common shares. All these 795,000 options were issued at an exercise price of $0.13 per share and vest immediately with an expiry term of four years. The Company expensed stock based compensation cost of $99,522 for these options.

The Company expensed $5,000 for services provided by the CFO of the Company and $30,000 for services provided by a corporation in which the Chief Operating Officer has an interest.

The Company reimbursed $36,574 to directors and officers for travel and entertainment expenses incurred for the Company.

8.	RELATED PARTY TRANSACTIONS

The following transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Year ended November 30, 2012

The directors were compensated as per their consulting agreements with the Company. The Company expensed a total of $272,400 as Management fees for payment to its three directors and expensed a total of $6,600 as automobile allowance.

On January 4, 2012, the board of directors granted options to three directors to acquire a total of 775,000 common shares and one officer to acquire 20,000 common shares. All these 795,000 options were issued at an exercise price of $0.13 per share and vest immediately with an expiry term of four years. The Company expensed stock based compensation cost of $99,522 for these options.

On January 4, 2012, the board of directors issued warrants to a Company in which the Chief Operating officer has an interest in, to acquire a total of 800,000 common shares. These warrants were issued at an exercise price of $0.13 per share with an expiry term of four years. The Company expensed stock based compensation cost of $100,148.

On August 9, 2012, the board of directors issued warrants to a Company owned and controlled by a director, to acquire a total of 400,000 common shares. These warrants were issued at an exercise price of $0.20 per share with an expiry term of four years. The Company expensed stock based compensation cost of $75,013.

On October 26, 2012, the board of directors granted options to one director to acquire a total of 1,000,000 common shares and to another director to acquire 100,000 common shares for a total of 1,100,000 options. These 1,100,000 options were issued at an exercise price of $0.45 per share and vest immediately with an expiry term of four years. The Company expensed stock based compensation cost of $534,905 for these options.

The Company expensed $35,300 for services provided by the CFO of the Company and $240,000 for services provided by a Company in which the Chief Operating Officer has an interest.

The Company reimbursed $173,111 to directors and officers for travel and entertainment expenses incurred for the Company.

Year ended November 30, 2011

The Company expensed a total of $79,000 as Management fee for payment to its two directors for the year ended November 30, 2011.

The Company expensed $23,808 for services provided by the CFO of the Company and $99,200 for services provided by COO of the Company.

The Company reimbursed $69,153 to directors and officers for travel and entertainment expenses incurred for the Company.